Assets and Liabilities Transferred to Trust Mortgage - 350 Green (Tables)	12 Months Ended
Dec. 31, 2015
Business Combinations [Abstract]
Schedule of Consolidated Statements of Operations

The following amounts pertaining to 350 Green are included in the consolidated statements of operations for the years ended December 31, 2015 and 2014:

	For The Year Ended December 31, 2015	For The Period From April 17, 2014 to December 31, 2014
Revenues	$—	$2,723
Cost of Revenues	(209,086)	97,988
Gross Profit (Loss)	209,086	(95,265)
Operating Expenses:
Other operating expenses	—	254,036
General and administrative expenses	25,114	166,273
Loss on sale/replacement of EV charging stations	—	48,427
Total Operating Expenses	25,114	468,736
Income (Loss) From Operations	183,972	(564,001)
Other Income (Expense):
Interest income	6,352	32,699
Gain on settlement of accounts payable	155,770	—
Gain on settlement of debt	314,598	—
Loss on settlement of note receivable	(271,092)	—
Total Other Income, net	205,628	32,699
Net Income (Loss)	$389,600	$(531,302)

Schedule of Non-controlling Interest

The following represents the change in the balance of the non-controlling interest:

Balance - December 31, 2014	$—
Net liabilities of 350 Green on April 17, 2014 (date of loss of control)	(3,869,428)
Net loss of 350 Green	(531,302)
Balance - December 31, 2014	(4,400,730)
Net income of 350 Green	389,600
Balance - December 31, 2015	$(4,011,130)

Schedule of Accrued Expenses

Accrued expenses included in our consolidated balance sheet pertaining to 350 Green consisted of the following:

	December 31,
	2015	2014
Accrued taxes	$5,969	$113,531
Accrued host fees	—	51,064
Accrued fees	—	158,021
Total	$5,969	$322,616